Property, plant and equipment - Summary of Changes In Property Plant And Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	¥ 1,513,660	¥ 1,522,640
Changes in carrying amount:
Additions	349,271	346,903
Acquisitions through business combinations	1,464	17,954
Reclassifications	(2,065)	(3,650)
Disposals or classified as held for sale	(38,208)	(9,360)
Classified as held for distribution to owners	(32,403)
Depreciation	(328,520)	(347,066)
Impairment losses	(37,484)	(2,002)
Translation adjustment	25,811	(815)
Other	2,279	(10,944)
Total changes	(59,855)	(8,980)
Ending Balance	1,453,805	1,513,660
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	88,625	85,946
Changes in carrying amount:
Additions	495	2,815
Acquisitions through business combinations	0	258
Reclassifications	9	371
Disposals or classified as held for sale	(584)	(657)
Classified as held for distribution to owners	(6,672)
Translation adjustment	1,440	(162)
Other	0	54
Total changes	(5,312)	2,679
Ending Balance	83,313	88,625
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	481,455	443,783
Changes in carrying amount:
Additions	14,448	19,701
Acquisitions through business combinations	396	12,511
Reclassifications	138,417	56,556
Disposals or classified as held for sale	(19,167)	(1,957)
Classified as held for distribution to owners	(24,134)
Depreciation	(47,232)	(45,722)
Impairment losses	(9,800)	(1,154)
Translation adjustment	12,139	(2,051)
Other	(463)	(212)
Total changes	64,604	37,672
Ending Balance	546,059	481,455
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	784,498	808,663
Changes in carrying amount:
Additions	73,757	76,224
Acquisitions through business combinations	1,068	3,964
Reclassifications	136,416	213,401
Disposals or classified as held for sale	(14,637)	(5,762)
Classified as held for distribution to owners	(1,535)
Depreciation	(281,288)	(301,344)
Impairment losses	(13,784)	(645)
Translation adjustment	10,053	901
Other	3,970	(10,904)
Total changes	(85,980)	(24,165)
Ending Balance	698,518	784,498
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	159,082	184,248
Changes in carrying amount:
Additions	260,571	248,163
Acquisitions through business combinations	0	1,221
Reclassifications	(276,907)	(273,978)
Disposals or classified as held for sale	(3,820)	(984)
Classified as held for distribution to owners	(62)
Impairment losses	(13,900)	(203)
Translation adjustment	2,179	497
Other	(1,228)	118
Total changes	(33,167)	(25,166)
Ending Balance	125,915	159,082
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,061,368	3,856,202
Changes in carrying amount:
Ending Balance	4,232,003	4,061,368
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	88,662	85,983
Changes in carrying amount:
Ending Balance	83,313	88,662
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,093,460	1,033,758
Changes in carrying amount:
Ending Balance	1,175,951	1,093,460
Gross carrying amount [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,719,283	2,551,174
Changes in carrying amount:
Ending Balance	2,831,795	2,719,283
Gross carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	159,963	185,287
Changes in carrying amount:
Ending Balance	140,944	159,963
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(2,547,708)	(2,333,562)
Changes in carrying amount:
Ending Balance	(2,778,198)	(2,547,708)
Accumulated depreciation and impairment losses [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(37)	(37)
Changes in carrying amount:
Ending Balance	0	(37)
Accumulated depreciation and impairment losses [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(612,005)	(589,975)
Changes in carrying amount:
Ending Balance	(629,892)	(612,005)
Accumulated depreciation and impairment losses [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,934,785)	(1,742,511)
Changes in carrying amount:
Ending Balance	(2,133,277)	(1,934,785)
Accumulated depreciation and impairment losses [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(881)	(1,039)
Changes in carrying amount:
Ending Balance	¥ (15,029)	¥ (881)